Summary of material accounting policies - Financial instruments and Stock-based compensation (Details)	12 Months Ended
Dec. 31, 2024 D tranche shares
Summary of significant accounting policies
Settlement period of current receivables	60 days
Number of trading days considered for determination of exercise price of stock options | D	5
Stock option plan
Summary of significant accounting policies
Vesting period of awards	3 years
Expiration term of the awards	7 years
Restricted share units
Summary of significant accounting policies
Vesting period of awards	36 months
Expiration term of the awards	36 months
Number of tranches | tranche	3
Number of common shares that each award is equivalent to	1
Performance share units
Summary of significant accounting policies
Vesting period of awards	36 months
Expiration term of the awards	36 months
Number of common shares that each award is equivalent to	1
Deferred share units
Summary of significant accounting policies
Number of common shares that each award is equivalent to	1